Document and Entity Information Document	Oct. 17, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Oct. 17, 2022
Document Period End Date	Oct. 17, 2022
Amendment Flag	false
Entity Registrant Name	Salona Global Medical Device Corp.
Entity Address, Address Line One	3330 Caminito Daniella
Entity Address, City or Town	Del Mar
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	92014
Entity Incorporation, State Country Name	A1
City Area Code	800
Local Phone Number	760-6826
Entity File Number	333-266806
Entity Central Index Key	0001617765
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false